Segment Information - Significant expense categories (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 13, 2025
Segment Information
Upfront cash payment							$ 12,000
Research and development expenses
Total R&D	$ 7,425	$ 24,091	$ 14,259	$ 31,987	$ 44,923	$ 41,488
General and administrative expenses
Total G&A	2,592	3,201	5,863	6,927	12,693	15,718
Single reporting segment
Segment Information
Upfront cash payment		17,000		17,000
Research and development expenses
Employee costs	1,536	2,341	3,575	5,271	8,974	13,252
Clinical product candidates	4,250	2,569	7,290	5,604	27,669	13,562
Nonclincal product candidates	746	981	1,604	1,646	3,758	9,182
Depreciation and amortization	265	618	541	1,254	2,133	2,792
Other R&D	628	17,582	1,249	18,212	2,389	2,700
Total R&D	7,425	24,091	14,259	31,987	44,923	41,488
General and administrative expenses
Employee costs	877	1,374	2,400	3,451	5,887	8,400
Professional services	1,160	1,266	2,273	2,346	4,614	4,449
Insurance	233	243	455	505	947	1,281
Other G&A	322	318	735	625	1,245	1,588
Total G&A	$ 2,592	$ 3,201	$ 5,863	$ 6,927	$ 12,693	$ 15,718